Contingencies (Tables)	12 Months Ended
Dec. 31, 2024
General Information [Abstract]
Schedule of Transacciones Energéticas S.A.S. E.S.P. Granted Guarantees	The subsidiary Transacciones Energéticas S.A.S. E.S.P. granted guarantees to the following third parties with the aim of covering the payment of charges for the use of the regional transmission system and local energy distribution system:
Company	Value $
Enel Colombia S.A. E.S.P.	1,214
XM Compañía de Expertos en Mercados S.A. E.S.P.	602
Empresas Públicas de Medellin E.S.P.	501
Emcali S.A. E.S.P.	241
Central hidroelétrica de Caldas S.A. E.S.P.	119
Caribemar de la Costa S.A.S. E.S.P.	116
Empresa de energía del Quindio S.A. E.S.P.	96
AIR-E S.A. E.S.P.	71
Empresa de Energía de Pereira S.A. E.S.P.	40
Eletrificadora del Caquetá S.A. E.S.P.	34
Celsia Colombia S.A. E.S.P.	31
Empresa de energía de Boyacá S.A. E.S.P.	30
Electrificadora del Meta S.A. E.S.P.	26
Centrales elétricas del norte de Santander S.A E.S.P.	23
Electrificadora de Santander S.A. E.S.P.	17
Centrales eléctricas de Nariño S.A. E.S.P.	4

Schedule of Subsidiaries, have Granted Certain Guarantees to these Third Parties	Below a detail of guarantees granted:
Type of guarantee	Description and detail of the guarantee	Insurance company
Unlimited promissory note	Compliance bond Éxito acts as joint and several debtors of Patrimonio Autónomo Viva Barranquilla	Seguros Generales Suramericana S.A.
Unlimited promissory note	Compliance bond granted by Éxito Industrias S.A.S.	Seguros Generales Suramericana S.A.
Unlimited promissory note	Compliance bond granted by Éxito Viajes y Turismo S.A.	Berkley International Seguros Colombia S.A.
Unlimited promissory note	Compliance bond granted by Éxito Viajes y Turismo S.A.	Seguros Generales Suramericana S.A.
Unlimited promissory note	Compliance bond granted by Transacciones Energéticas S.A.S. E.S.P.	Seguros Generales Suramericana S.A.
Unlimited promissory note	Compliance bond granted by Logística, Transporte y Servicios Asociados S.A.S.	Seguros Generales Suramericana S.A.